EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
25.1 – Share-based compensation plan

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan, which was amended on May 9, 2016, February 13, 2019, May 18, 2021 and June 8, 2022.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In addition, on December 1, 2021, our compensation committee, as administrator, approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company. The SEUs will be settled in cash or common shares of the Company, at the option of the eligible employee, and shall vest during a four years period, in four equal annual installments of 25% each, commencing on the first anniversary of the grant date, 60% of the shares will be tied to retention and 40% will be tied to performance (PSEUs). As of December 31, 2022 the Company have granted 57,779 SEUs and PSEUs, net of any cancelled and/or forfeited awards, all of which were outstanding as of December 31, 2022. Of the stock-equivalent units granted, 50% were in the form of PSEUs and 50% were in the form of SEUs.

During the years 2022 and 2021, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition as of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.

The following shows the evolution of the share options for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	643,957	31.79	857,643	31.57
Forfeited during the year	(2,750)	22.20	—	—
Exercised during the year	(94,380)	37.17	(213,686)	30.93
Balance at end of year	546,827	30.91	643,957	31.79

The following shows the evolution of the RSUs for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	579,492	164.73	664,345	101.25
RSU granted during the year	801,041	159.12	168,669	276.51
Forfeited during the year	(24,506)	178.34	(18,130)	111.37
Issued during the year	(266,300)	122.29	(235,392)	89.18
Balance at end of year	1,089,727	166.04	579,492	164.73

The following shows the evolution of the SEUs for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value

Balance at the beginning of year	—	—	—	—
SEU granted during the year	61,072	168.16	—	—
Forfeited during the year	(3,293)	168.16	—	—
Balance at end of year	57,779	168.16	—	—

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2022 ($) (*)

2018	from 36.30 to 42.00	—	—	973

2019	from 46.00 to 55.07	60,849	5,316	1,598

2020	from 52.10 to 103.75	119,505	17,901	8,766

2021	from 104.25 to 189.53	117,334	32,540	18,828

2022	from 184.00 to 328.96	784,296	122,546	17,303

Subtotal		1,081,984	178,303	47,468

Non employees RSU

2020	from 104.25 to 189.53	—	—	(251)

2021	from 184.00 to 328.96	—	—	343

2022	from 138.00 to 268.31	7,743	1,414	460

Subtotal		7,743	1,414	552
Total		1,089,727	179,717	48,020
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2022	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2022 ($) (*)

2014	10.00	67,238	67,238	226	226	—

2015	from 28.31 to 34.20	126,622	126,622	882	882	—

2016	from 29.01 to 39.37	248,467	248,467	1,941	1,941	—

2017	from 36.30 to 38.16	7,500	7,500	64	64	—

2018	from 44.97 to 55.07	95,000	95,000	1,921	1,921	479

2019	52.10	2,000	1,000	45	22	33

Subtotal		546,827	545,827	5,079	5,056	512

Non employees stock options

—	—	—	—	—	—	—

Subtotal		—	—	—	—	—
Total		546,827	545,827	5,079	5,056	512

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 13,048 and 30,788 for the years ended December 31, 2022 and 2021, respectively.

The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2022 ($) (*)

2022	268.05	32,371	8,696	2,894

2022	210.07	2,918	615	237

2022	181.2	16,984	3,073	1,221

2022	169.78	5,506	936	141

Total		57,779	13,320	4,493
25.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2022		As of December 31, 2021
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2014	1,825	10.00	33,687	10.00
Granted in 2015	8,385	28.31	37,409	28.31
Granted in 2015	—	34.20	4,000	34.20
Granted in 2016	—	29.01	30,000	29.01
Granted in 2016	33,920	32.36	52,840	32.36
Granted in 2016	27,000	39.37	—	39.37
Granted in 2017	—	38.16	10,000	38.16
Granted in 2018	—	44.97	5,000	44.97
Granted in 2018	20,750	46.00	38,250	46.00
Granted in 2018	—	50.92	1,500	50.92
Granted in 2018	2,500	55.07	—	55.07
Granted in 2019	—	52.10	1,000	52.10
Balance at end of the year	94,380		213,686

The average market price of the share amounted to 209.95 and 251.18 for years 2022 and 2021, respectively.
The following tables summarizes the RSU vested during the years 2022 and 2021:

	December 31, 2022		December 31, 2021
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	—	36.30	500	36.30
Granted in 2017	—	42.00	1,625	42.00
Granted in 2018	78,192	46.00	89,617	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	600	52.10	600	52.10
Granted in 2019	61,992	87.44	66,318	87.44
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	750	103.75	750	103.75
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	—	104.25	2,336	104.25
Granted in 2020	38,809	130.99	41,046	130.99
Granted in 2020	—	140.00	895	140.00
Granted in 2020	—	170.00	740	170.00
Granted in 2020	15,504	180.60	—	180.60
Granted in 2020	250	184.72	1,500	184.72
Granted in 2020	15,998	189.53	18,408	189.53
Granted in 2021	1,077	184.00	—	184.00
Granted in 2021	2,607	213.57	57	213.57
Granted in 2021	5,315	232.11	2,375	232.11
Granted in 2021	323	288.64	—	288.64
Granted in 2021	16,375	298.47	—	298.47
Granted in 2021	468	328.96	—	328.96
Granted in 2021	1,500	297.49	—	297.49
Granted in 2021	12,608	267.19	—	267.19
Granted in 2022	2,585	219.34	—	219.34
Granted in 2022	196	225.30	—	225.30
Granted in 2022	1,662	226.30	—	226.30
Granted in 2022	655	167.46	—	167.46
Granted in 2022	189	268.31	—	268.31
Granted in 2022	20	218.57	—	218.57
Balance at end of the year	266,300		235,392

25.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%

There were no granted stock options as of December 31, 2022 and 2021.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date.

Expected volatility:The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

25.4 - Equity-settled share-based payments under 2014 Equity Incentive Plan and 2021 Employee Share Purchase Plan

During the twelve months ended December 31, 2022, the Company granted a total of 199,825 awards under the Company's 2014 Equity Incentive Plan, net of cancelled and forfeited awards. Most of these awards were comprised of 50% RSUs and 50% PRSUs. RSUs and PRSUs have generally been granted with a vesting period of four years, 25% becoming vested on or about each anniversary of the grant date. In addition, on August 1, 2022, the Company approved the grant of up to 600,000 additional awards under the Company's 2014 Equity Incentive Plan, 50% of which are PRSUs and 50% of which are RSUs. These additional awards will vest based on the achievement of a certain minimum average closing price of the Company's common shares on or prior to August 11, 2030. The threshold price for vesting will be $420 per share through August 10, 2025 and increase by $42 each year until August 11, 2030. These awards will vest in two equal tranches occurring the first one immediately after the date in which the vesting condition is satisfied and the second occurring on the first anniversary of such vesting event. As of December 31, 2022, the Company granted 597,521 of these awards.

In March 2021, the Company adopted the Globant S.A. 2021 Employee Share Purchase Plan (the "ESPP") which provides eligible employees with an opportunity to acquire a proprietary interest in the Company through the purchase of the Company's common shares.

The ESPP permits participants to purchase Common Shares through payroll deductions defined by the employee up to a maximum percentage set in each country of their eligible compensation. The ESPP will typically be implemented through consecutive six-month offering periods. Amounts deducted and accumulated from participant compensation will be used to purchase Common Shares at the end of each offering period. Under the terms of the ESPP, the purchase price of the shares shall not be less than 90.0% of the lower of the fair market value of a Common Share on the first trading day of the offering period or on the purchase date. Subject to adjustment as provided by the ESPP and unless otherwise provided by the Compensation Committee, the purchase price for each offering period shall be 90% of the fair market value of a Common Share on the purchase date.

During the twelve months ended December 31, 2022, and the year ended December 31, 2021, in connection with the ESPP Plan, the Company has repurchased 46,500 and 27,000, respectively, and 39,136 and 7,453 have been delivered.

Fair value of share-based compensation granted in 2022

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using the American Binomial model.

The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
Stock price	206.23
Expected life	7 years
Volatility	42.78%
Risk-free interest rate	2.63%

The Company estimated the following assumptions for the calculation of the fair value of the awards:

Fair value of the shares: For the 2014 Equity Incentive Plan, the fair value of the shares is based on the quoted market price of the Company's shares at the grant date.

Expected volatility: The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since July 1, 2014 to the date of grant, excluding COVID-19 pandemic period from March 2020 to May 2020.

Expected term: The expected life of awards represents the period of time the granted awards are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the award is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the awards.

25.5 Cash-settled share-based payments under 2014 Equity Incentive Plan

On December 1, 2021, our Compensation Committee approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company, to be settled in cash or common shares of the Company.

As of December 31, 2022, the Company has granted 61,072 stock equivalent units. As of December 31, 2021 no award was granted.